ACQUISITIONS - Fiscal 2017 Acquisitions (Details) - USD ($) $ in Millions			12 Months Ended
	Sep. 20, 2017	May 31, 2017	Feb. 29, 2020	Feb. 24, 2018	Feb. 23, 2019
Business Acquisition [Line Items]
Net cash paid for acquisitions				$ 148.8
Goodwill			$ 1,183.3		$ 1,183.3
Plated
Business Acquisition [Line Items]
Total purchase consideration	$ 219.5
Net cash paid for acquisitions	117.3
Intangible assets	67.1
Goodwill	146.2
Acquisition related costs	6.3
Deferred consideration			$ 25.0
Plated | Deferred consideration | Fair value
Business Acquisition [Line Items]
Deferred consideration to be paid over three years	42.1
Plated | Earn-out | Fair value
Business Acquisition [Line Items]
Deferred consideration to be paid over three years	$ 60.1
MedCart
Business Acquisition [Line Items]
Total purchase consideration		$ 34.5
Goodwill expected to be deductible for tax purposes		$ 11.6